BUSINESS SEGMENTS - Geographic (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 208,938,247	$ 304,201,203	$ 290,732,049
Revenues	208,938,247	304,201,000	290,732,000
Total long-lived assets	142,907,000	153,592,000
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	92,837,000	105,083,000	135,892,000
Total long-lived assets	108,796,000	113,966,000
Foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	116,101,000	199,118,000	$ 154,840,000
Total long-lived assets	$ 34,111,000	$ 39,626,000